Aug. 31, 2025
Custom Global Equity Allocation Fund | Class M Shares (GEAMX)
GOAL
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.12
Distribution and/or shareholder service (12b-1) fees	None
Other expenses[1]	0.04
Total annual operating expenses	0.16
[1] “Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

1 Year
	1 Year	3 Years
Class M	$16	$52

3 Years
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. Because the Fund is new and has not yet commenced operations prior to the date of this prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund primarily invests in a portfolio of U.S. and non-U.S. equity securities. The Fund seeks to generate excess returns relative to the MSCI All Country World Index (“MSCI ACWI”) while providing broad coverage of the geographies represented in that Index.  The Fund’s Portfolio Managers use active security selection using fundamental and quantitative approaches to identify investment opportunities they believe will outperform the MSCI ACWI.  In doing so, the Portfolio Managers seek to maintain low tracking error relative to the MSCI ACWI, meaning that deviations from the benchmark are primarily driven by security selection decisions made with the goal of generating excess returns unlike an index fund.  Tracking error measures the variability of the Fund's performance relative to its benchmark and is calculated as the standard deviation of the excess returns over the benchmark—the lower the tracking error, the more closely the Fund’s performance tracks its benchmark.
The Fund intends to invest its assets to gain exposure to securities of issuers in a diversified mix of global countries and may invest in securities of issuers in developed and emerging market countries, which may include frontier markets.
The Portfolio Managers employ a combination of fundamental and quantitative approaches to allocate the Fund's assets among various U.S. and non-U.S. equity capabilities (“Underlying Capabilities”) that are managed by other portfolio managers at Neuberger (“Underlying Managers”) that meet the Fund’s investment strategy in order to balance what they believe to be long-term drivers of expected returns with risk management through broad diversification across companies, sectors, and countries.  In evaluating each Underlying Capability, the Portfolio Managers (i) analyze historical performance drivers, including investment approach (e.g. a focus on growth, value or quality companies), regional focus (e.g.: US, non-US developed markets, or emerging markets), and investment style (e.g., approach to security selection), and (ii) measure risk characteristics, including tracking error, holdings concentration, the magnitude, frequency and timing of downturns in performance, and the consistency of returns over a full market cycle.   The Portfolio Managers then select Underlying Capabilities and set target allocations as they seek to achieve broad MSCI ACWI coverage for the Fund, maintain low tracking error to the MSCI ACWI, and generate excess returns relative to the MSCI ACWI.
The Underlying Managers select investments for the Fund using a fundamental approach, quantitative approach, or a combination of both approaches.   A fundamental approach utilizes bottom-up, research-driven analysis, which may include but is not limited to internal and external research, company filings, company visits, management interviews, industry conferences, proprietary modeling of earnings, cash flow and balance sheets, projecting growth and valuation changes to identify what the Underlying Managers view as the most attractive ideas within each geography, sector or industry.  A quantitative approach employs systematic, multi-factor inputs and quantitative models to calibrate to a specific combination of region, sector, and market-capitalization exposures and to evaluate securities across multiple signal dimensions (e.g.: value, quality, sentiment, growth).  Systematic capabilities may also incorporate alternative data sources, including natural language processing of earnings call transcripts and aggregated transaction data, to generate daily return forecasts that are fed into a portfolio optimization framework that seeks to maximize risk-adjusted expected return.
The Portfolio Managers may adjust the Fund's portfolio and overall risk profile by adding, removing, adjusting allocations to or adjusting Underlying Capabilities at any time based on their ongoing assessment of each capability's ability to contribute to the Fund's investment objective. The Portfolio Managers provide the Underlying Managers with any necessary guidelines or customizations in seeking to achieve the Fund’s investment objective. Examples of customizations include, but are not limited to, the exclusion of stocks by country, region, sector or industry, including to reduce overlap between the Underlying Capabilities, or by adjusting the target tracking error for that specific Underlying Capability.  The Portfolio Managers regularly review both selected and non-selected Underlying Capabilities to evaluate current and future portfolio positioning. The Portfolio Managers do not manage the Fund to a fixed allocation among Underlying Capabilities and the weight assigned to each Underlying Capability is determined primarily by the need to maintain U.S. and non-U.S. allocations as they seek to achieve broad MSCI ACWI coverage for the Fund. The Portfolio Managers may reallocate between Underlying Capabilities in response to changes in benchmark composition, changes in what they believe to be risk or return characteristics, capacity or liquidity considerations, or other factors they deem relevant.
The Fund's investments primarily consist of global equity securities of companies of any market capitalization, which may include common stocks, preferred stocks and securities convertible into common or preferred stock, depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), as  well as real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Fund intends to invest its assets to gain exposure to at least three different countries, including the United States.
The Fund may also participate in initial public offerings and new issues. The Fund may also use derivative instruments, such as futures, options, swaps and forwards, for investment or for hedging purposes. In an effort to achieve its goal, the Fund may engage in active and frequent trading.
The Portfolio Managers follow a disciplined selling strategy, reducing or exiting positions when they identify what they believe to be a deterioration in potential return and/or an increase in risk or when other opportunities appear more attractive.
The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and other investment companies and derivatives that provide exposure to such securities. The Fund will not alter this policy without providing shareholders at least 60 days’ notice.

PERFORMANCE
Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com or call 800-366-6264 for performance information. Past performance (before and after taxes) is not a prediction of future results.